Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.34%
Communication services: 3.09%
Interactive media & services: 3.09%
Alphabet, Inc. Class C	13,341	$4,758,068
Consumer discretionary: 11.58%
Automobiles: 1.79%
General Motors Co.	30,949	2,750,128
Broadline retail: 8.04%
Amazon.com, Inc.†	45,536	12,366,667
Specialty retail: 1.75%
Home Depot, Inc.	8,141	2,702,486
Consumer staples: 5.94%
Consumer staples distribution & retail: 0.99%
Walmart, Inc.	13,679	1,521,105
Food products: 1.98%
Mondelez International, Inc. Class A	48,966	3,051,071
Personal care products: 2.97%
Unilever PLC ADR	71,953	4,562,540
Energy: 5.82%
Energy equipment & services: 1.78%
Baker Hughes Co. Class A	45,213	2,734,934
Oil, gas & consumable fuels: 4.04%
ConocoPhillips	28,692	3,456,812
ExxonMobil Holdings Corp.	17,794	2,765,900
		6,222,712
Financials: 16.44%
Banks: 4.07%
Bank of America Corp.	49,094	3,041,373
Wells Fargo & Co.	37,277	3,222,597
		6,263,970
Consumer finance: 3.40%
Capital One Financial Corp.	25,050	5,235,700
Financial services: 7.62%
Berkshire Hathaway, Inc. Class B†	10,666	5,456,086
Rocket Cos., Inc. Class A†	176,913	2,282,178
Visa, Inc. Class A	10,857	3,975,073
		11,713,337
Insurance: 1.35%
Chubb Ltd.	5,940	2,083,039
See accompanying notes to portfolio of investments
Allspring Large Cap Value Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Health care: 12.51%
Biotechnology: 2.06%
Vertex Pharmaceuticals, Inc.†	6,650	$3,172,715
Health care equipment & supplies: 1.62%
Medtronic PLC	29,105	2,485,276
Health care providers & services: 3.15%
Labcorp Holdings, Inc.	15,654	4,840,217
Life sciences tools & services: 2.64%
Danaher Corp.	20,844	4,064,163
Pharmaceuticals: 3.04%
Johnson & Johnson	18,275	4,684,796
Industrials: 14.93%
Aerospace & defense: 2.41%
Honeywell Aerospace, Inc.†	13,475	2,785,821
RTX Corp.	4,254	915,546
		3,701,367
Building products: 0.76%
Owens Corning	8,431	1,171,066
Electrical equipment: 3.24%
Eaton Corp. PLC	11,994	4,979,909
Ground transportation: 5.09%
Canadian Pacific Kansas City Ltd.	62,358	5,543,003
Union Pacific Corp.	7,832	2,287,962
		7,830,965
Machinery: 1.22%
Deere & Co.	3,165	1,875,801
Trading companies & distributors: 2.21%
AerCap Holdings NV	22,535	3,400,531
Information technology: 17.22%
Semiconductors & semiconductor equipment: 5.20%
Broadcom, Inc.	7,092	2,760,774
NXP Semiconductors NV	8,195	1,877,966
Qnity Electronics, Inc.	25,628	3,361,881
		8,000,621
Software: 7.76%
Autodesk, Inc.†	7,743	1,813,410
Cadence Design Systems, Inc.†	12,596	4,282,892
Microsoft Corp.	12,572	5,842,460
		11,938,762
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Value Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 4.26%
Apple, Inc.	21,193	$6,546,730
Materials: 4.12%
Chemicals: 1.49%
Sherwin-Williams Co.	6,720	2,290,512
Construction materials: 2.63%
Amrize Ltd.	38,119	1,864,400
Vulcan Materials Co.	8,099	2,175,149
		4,039,549
Real estate: 3.90%
Industrial REITs: 1.51%
Prologis, Inc.	16,101	2,328,366
Real estate management & development: 2.39%
CBRE Group, Inc. Class A†	24,983	3,667,754
Utilities: 3.79%
Electric utilities: 3.79%
NextEra Energy, Inc.	67,074	5,830,072
Total common stocks (Cost $125,584,348)		152,814,929

		Yield
Short-term investments: 0.68%
Investment companies: 0.68%
Allspring Government Money Market Fund Select Class♠∞		3.59%	1,044,166	1,044,166
Total short-term investments (Cost $1,044,166)				1,044,166
Total investments in securities (Cost $126,628,514)	100.02%			153,859,095
Other assets and liabilities, net	(0.02)			(31,007)
Total net assets	100.00%			$153,828,088

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Value Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,203,138	$6,071,028	$(6,230,000)	$0	$0	$1,044,166	1,044,166	$7,451
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Value Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Value Fund | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,758,068	$0	$0	$4,758,068
Consumer discretionary	17,819,281	0	0	17,819,281
Consumer staples	9,134,716	0	0	9,134,716
Energy	8,957,646	0	0	8,957,646
Financials	25,296,046	0	0	25,296,046
Health care	19,247,167	0	0	19,247,167
Industrials	22,959,639	0	0	22,959,639
Information technology	26,486,113	0	0	26,486,113
Materials	6,330,061	0	0	6,330,061
Real estate	5,996,120	0	0	5,996,120
Utilities	5,830,072	0	0	5,830,072
Short-term investments
Investment companies	1,044,166	0	0	1,044,166
Total assets	$153,859,095	$0	$0	$153,859,095
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Value Fund